22. PROVISION FOR TAX, CIVIL, LABOR AND OTHER RISKS	12 Months Ended
Dec. 31, 2019
Provision for other obligations [Member]
PROVISION FOR TAX, CIVIL, LABOR AND OTHER RISKS

22       PROVISION FOR TAX, CIVIL, LABOR AND OTHER RISKS

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include civil, tax, social security, labor, commercial and other processes.

Company’s Management believes that, based on the elements existing at the base date of these consolidated financial statements, the provision for tax, civil, labor, commercial and other, risks is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

22.1        Contingencies with probable losses

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (Business combination)		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	230,149	303,388	468,513	691,724	281,958	407,451	369,631	370,642	1,350,251	1,773,205
Additions	451,190	42,280	633,623	390,877	48,576	58,100	124	-	1,133,513	491,257
Reversals	(83,098)	(128,945)	(268,043)	(325,790)	(34,774)	(169,025)	(69,070)	(769)	(454,985)	(624,529)
Payments	(457,349)	(4,972)	(413,727)	(324,643)	(20,283)	(25,991)	-	-	(891,359)	(355,606)
Interest	442,622	39,415	182,749	120,476	32,058	32,337	-	-	657,429	192,228
Exchange rate variation	(50)	(8,452)	(41)	(37,894)	(358)	(8,921)	(31)	(100)	(480)	(55,367)
Transfer - held for sale	-	(12,565)	-	(46,237)	-	(11,993)	-	(142)	-	(70,937)
Ending balance	583,464	230,149	603,074	468,513	307,177	281,958	300,654	369,631	1,794,369	1,350,251

Current									1,084,308	495,584
Non-current									710,061	854,667

 22.1.1 Tax

The tax contingencies consolidated and classified as probable losses relate to the following main legal proceedings:

ICMS: The Company is involved in a number of disputes related to the ICMS tax, such as: the maintenance of ICMS tax credits on the acquisition of staple foods that compose the basic food basket (cesta básica) with a reduced tax burden; maintenance of credits on the acquisition of goods for consumption, fixed assets, communication services, energy and presumed credit; alleged underpayment of tax rate differential; tax substitution; compensation with government debts; isolated fines and others, in the amount of R$418,963 (R$100,731 as of December 31, 2018).

In the second quarter of 2019, the judgment of the embargoes of the General Repercussion in the Federal Supreme Court (“STF”) that discusses the ICMS credit on staple foods that compose the basic food basket (cesta básica) was finalized. In face of an unfavorable decision of STF, the Company recognized a liability of R$749,177. A part of these debts has been paid-off and the outstanding balance is R$333,698.

PIS and COFINS: The Company discusses administratively and judicially the use of certain tax credits arising from the acquisition of raw materials to offset federal taxes, in the amount of R$139,711 (R$125,123 as of December 31, 2018).

Other tax contingencies: The Company recognizes other provisions for tax claims related to the payment of social security contributions, occupational accident insurance, INCRA, FUNRURAL, education salary, contributions due to joint liability for services provided by third parties, debts included in the government regularization program (REFIS) with the deposits awaiting conversion, in addition to debts arising from differences in supplementary fiscal obligations, import taxes, industrialized products taxes, and others.

22.1.2    Labor

The Company is defendant in several labor claims either filed by individuals or by the Public Prosecutors Office, mainly related to overtime, thermal rest, unhealthy environment, occupational accidents, among others. None of these labor claims is individually significant. The Company recorded a provision based on past history of payments and on prognosis of loss.

22.1.3    Civil, commercial and others

Civil, commercial and other contingencies are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as intellectual property, regulatory issues, environmental, traffic accidents, consumer relations, among others. The claims are mostly for compensation of losses and damages and application of penalties.

Investigation by the Turkish Competition Board

The Turkish Competition Board (“TCB”) has performed an investigation and concluded that certain industries of chicken meat production, including the indirect subsidiary Banvit, violated the competition laws by controlling domestic price levels and volumes in the domestic market and controlling the supply in the Aegean region during the period before Banvit’s acquisition by BRF.

On September 17, 2019, TCB announced the final decision on this investigation, and imposed an administrative fine equivalent to R$22,507 (TRY 30,518). Banvit anticipated the payment of the fine to benefit from a 25% discount, under the terms of the Turkish law.

The Company has the right of reimbursement of the fine paid and costs associated through an insurance policy and through contractual provisions for losses related to the period prior to the acquisition of Banvit by BRF, as per the purchase agreement signed with the owners.

22.2        Contingencies with possible losses

The Company is involved in contingencies for which losses have been assessed as possible by Management with support from legal advisors. On December 31, 2019, the total amount of contingencies classified as possible was R$13,299,190 (R$13,965,789 as of December 31, 2018), of which R$300,561 (R$369,631 as of December 31, 2018) were recorded at fair value as a result of the business combination with Sadia.

22.2.1   Tax

Tax contingencies with possible risk of losses amounted to R$11,811,690 (R$12,336,852 as of December 31, 2018).

The most relevant cases are set forth below:

Profits earned abroad: The Company was assessed by the Brazilian Federal Revenue for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$534,819 (R$524,521 as of December 31, 2018). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation.

Income Tax and Social Contribution (IRPJ and CSLL): The Company discusses administratively and judicially several proceedings related to refunds and compensation of negative income tax and social contribution balances These proceedings include credits arising from the Plano Verão, legal disputes requiring IRPJ and CSLL payment, compensation of tax loss carryforwards above the limit of 30% due to incorporation of entities. The contingencies related to these taxes totaled R$1,238,564 (R$1,311,087 as of December 31, 2018).

ICMS: The Company disputes the following associated to this tax: (i) non-acceptance of ICMS credits from fiscal benefits in interstate sales, when the benefit was unilaterally granted without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal”, in a total amount of R$1,457,867 (R$1,724,760 as of December 31, 2018); (ii) lack  of evidence of exports in the amount of R$261,880 (R$396,209 as of December 31, 2018);(iii) infraction notices from State of Rio de Janeiro, received on October 01, 2019 and February 11, 2020, referring to the period of 2014 and 2018, related to the supposed non- compliance of Agreement Terms (“TARE”), regarding tax benefit in Rio de Janeiro, in the amount of R$536,799 and (iv) R$2,291,608 (R$2,061,830 on December 31, 2018) related to other claims.

IPI: The Company disputes administratively and judicially the denial of compensation of IPI credits resulting from purchases of duty-free goods, sales to Manaus Free Zone and purchases of supplies with PIS and COFINS from non-taxpayers. Such discussed cases totaled the amount of R$291,723 (R$445,147 as of December 31, 2018).

PIS and COFINS: The Company disputes administratively and judicially cases as the non-acceptance of PIS and COFINS credits arising from the non-cumulative system due to divergence on the concept of input and of the use in the productive process, the requirement of taxation revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Decrees-Law 2.445/88 and 2.449/88 (“semestralidade”) and others, in the amount of R$4,915,293 (R$4,363,107 as of December 31, 2018).

Social Security Taxes: The Company disputes cases related to the charges of social security on payroll, management and employees profit sharing, as well as joint responsibility in civil construction service and others in a total amount of R$274,278 (R$244,537 as of December 31, 2018).

Other Relevant Contingencies: The Company disputes cases related to the requirement of 50% fine on the compensations of PIS/COFINS and IRPJ not approved awaiting final decision of the processes, calculation basis of social contribution, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$493,104 (R$449,282 as of December 31, 2018).

22.2.2    Labor

On December 31, 2019 the labor contingencies assessed as possible loss totaled R$84,039 (R$125,505 as of December 31, 2018).

22.2.3    Civil, commercial and others

Civil, commercial and other contingencies for which losses were assessed as possible totaled R$1,403,461 (R$1,503,432 as of December 31, 2018) and are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as intellectual property, regulatory issues, environmental, traffic accidents, consumer relations, among others. The claims are mostly for compensation of losses and damages and application of penalties.

22.2.4    Others

The Company has been subject to investigations conducted by public authorities denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as well as a shareholder’s class action also in 2018. The development of these processes and the already incurred effects are described in the notes 1.2 and 1.3.